Nature of Operations	9 Months Ended
Jan. 31, 2026
Disclosure Of Nature Of Operations [Abstract]
Nature Of Operations
1.
NATURE OF OPERATIONS

MindWalk Holdings Corp. (the "Company" or “MindWalk”) was incorporated under the laws of Alberta on November 22, 1983. The Company is listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “HYFT.” The Company changed its corporate name from ImmunoPrecise Antibodies Ltd. to MindWalk Holdings Corp. on September 3, 2025. The Company is a supplier of custom antibody discovery services. The address of the Company's corporate office is 3204 - 4464 Markham Street, Victoria, BC, V8Z 7X8.

Going concern basis

The condensed interim consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. The Company has incurred operating losses since its inception, including $3.9 million and $10.1 million for the three and nine months ended January 31, 2026 respectively, and has accumulated a deficit of $138.9 million as of January 31, 2026. The Company had $14.1 million cash on hand as of January 31, 2026. The Company expects its cash on hand as of January 31, 2026, will be sufficient to fund the Company's operations for at least one year from the date these financial statements are available to be issued.